Reinsurance (Effects of Affiliated Reinsurance on Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Premiums, reinsurance and other receivables	$ 20,609	$ 21,927
Deferred policy acquisition costs and value of business acquired	4,730	3,746	4,221
Total assets	25,339	25,673
Liabilities:
Other policy-related balances	3,164	3,138
Other Liabilities	6,776	6,547
Total liabilities	9,940	9,685
Assumed Reinsurance [Member]
Assets:
Premiums, reinsurance and other receivables	28	35
Deferred policy acquisition costs and value of business acquired	123	121
Total assets	151	156
Liabilities:
Other policy-related balances	1,641	1,592
Other Liabilities	10	11
Total liabilities	1,651	1,603
Assumed Reinsurance [Member] | Affiliated Entity [Member]
Assets:
Premiums, reinsurance and other receivables	28	35
Deferred policy acquisition costs and value of business acquired	122	121
Total assets	150	156
Liabilities:
Other policy-related balances	1,640	1,592
Other Liabilities	9	10
Total liabilities	1,649	1,602
Ceded Reinsurance [Member]
Assets:
Premiums, reinsurance and other receivables	20,360	21,496
Deferred policy acquisition costs and value of business acquired	(584)	(639)
Total assets	19,776	20,857
Liabilities:
Other policy-related balances	811	855
Other Liabilities	5,509	5,140
Total liabilities	6,320	5,995
Ceded Reinsurance [Member] | Affiliated Entity [Member]
Assets:
Premiums, reinsurance and other receivables	12,710	14,171
Deferred policy acquisition costs and value of business acquired	(579)	(642)
Total assets	12,131	13,529
Liabilities:
Other policy-related balances	811	855
Other Liabilities	5,260	4,894
Total liabilities	$ 6,071	$ 5,749